Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income taxes withholdings on intercompany transactions	$ 6,804	$ 22,379	$ 1,557
Net deferred tax asset	63,722	68,580
Non-current deferred tax assets	74,299	70,446
Non-current deferred tax liabilities	10,577	1,866
Temporary differences related to investments in foreign subsidiaries	116,042
Gross unrecognized tax benefits	0	19
Non-current Assets [Member]
Income Taxes [Line Items]
Non-current deferred tax assets	74,299	70,446
Non-current Liabilities [Member]
Income Taxes [Line Items]
Non-current deferred tax liabilities	10,577	1,866
Tax Year 2009 to 2013 [Member]
Income Taxes [Line Items]
Estimate of possible loss	150,000
Puerto Rico [Member]
Income Taxes [Line Items]
Foreign currency translation adjustment	3,782	3,832
Brazil, Mexico, and Colombia [Member]
Income Taxes [Line Items]
Income tax provision	9,824
Venezuela [Member]
Income Taxes [Line Items]
Foreign currency translation adjustment	$ 698	5,055
Brazil and Colombia [Member]
Income Taxes [Line Items]
Income tax provision		14,063
2016 Notes [Member]
Income Taxes [Line Items]
Income taxes withholdings on intercompany transactions		$ 18,200